UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



              Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tegean Capital Management, LLC

Address:   Two Grand Central Tower
           140 East 45th Street, 37th Floor
           New York, New York 10017

13F File Number: 028-14980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

/s/ Donald Henry                New York, New York            August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $133,161
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.

                                                  FORM 13F INFORMATION TABLE
                                                Tegean Capital Management, LLC
                                                        June 30, 2012


COLUMN 1                     COLUMN  2         COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                             TITLE                        VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP     (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------               ---------         ------    --------- --------   --- ----   ----------- --------  -----    ------- ----
AMGEN INC                    COM               031162100     729     10,000       PUT     SOLE                   10,000
O REILLY AUTOMOTIVE INC NEW  COM               67103H107     796      9,500       PUT     SOLE                    9,500
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104   1,925     30,000       PUT     SOLE                   30,000
SPDR S&P 500 ETF TR          TR UNIT           78462F103   5,444     40,000       PUT     SOLE                   40,000
VERIZON COMMUNICATIONS INC   COM               92343V104     378      8,500       PUT     SOLE                    8,500
SPDR SERIES TRUST            S&P HOMEBUILD     78464A888   2,604    122,000       PUT     SOLE                  122,000
SPDR SERIES TRUST            S&P RETAIL ETF    78464A714   4,727     80,000       PUT     SOLE                   80,000
ISHARES TR                   BARCLYS 20+ YEAR  464287432   3,869     30,900       PUT     SOLE                   30,900
SPDR GOLD TRUST              GOLD SHS          78463V107  15,519    100,000       CALL    SOLE                  100,000
CAPITAL ONE FINL CORP        COM               14040H105   5,466    100,000   SH          SOLE                  100,000
CITIGROUP INC                COM NEW           172967424  11,649    425,000   SH          SOLE                  425,000
GOLDMAN SACHS GROUP INC      COM               38141G104  10,065    105,000   SH          SOLE                  105,000
HUNTINGTON BANCSHARES INC    COM               446150104   2,240    350,000   SH          SOLE                  350,000
JP MORGAN CHASE & CO         COM               46625H100  11,791    330,000   SH          SOLE                  330,000
METLIFE INC                  COM               59156R108  10,798    350,000   SH          SOLE                  350,000
MORGAN STANLEY               COM NEW           617446448  10,213    700,000   SH          SOLE                  700,000
PNC FINL SVCS GROUP INC      COM               693475105   9,167    150,000   SH          SOLE                  150,000
SYNOVUS FINL CORP            COM               87161C105   3,423  1,728,800   SH          SOLE                1,728,800
WELLS FARGO & CO NEW         COM               949746101   8,360    250,000   SH          SOLE                  250,000
CHIMERA INVT CORP            COM               16934Q109   2,360  1,000,000   SH          SOLE                1,000,000
SPDR GOLD TRUST              GOLD SHS          78463V107  11,639     75,000   SH          SOLE                   75,000

SK 26398 0001 1312210